Note 2 - Going Concern and Management's Plans (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ (900)	$ (7,306)	$ (24,754)
Retained Earnings (Accumulated Deficit)	(73,699)	(73,619)	$ (67,133)
Equity Offering, Maximum Amount	20,000	20,000
Line of Credit [Member] | Scenario, Plan [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000	$ 50,000
Debt Instrument, Term (Year)	3 years	3 years